Restricted Net Assets and Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Jun. 30, 2026
Restricted Net Assets and Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of June 30,
	2025	2026	2026
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	61,483	24,637	3,631
Short-term investments	124	54	8
Amounts due from intra-Group companies	89,638	70,486	10,388
Prepayments and other current assets	26,497	24,637	3,632
Total current assets	177,742	119,814	17,659
Investment in subsidiaries	707,892	594,879	87,674
Total non-current assets	707,892	594,879	87,674
TOTAL ASSETS	885,634	714,693	105,333
Accrued expenses and other current liabilities	300	396	58
Amounts due to intra-Group companies	64,820	85,578	12,613
Total current liabilities	65,120	85,974	12,671
Net liabilities of the VIE	11,517	-	-
Total non-current liabilities	11,517	-	-
TOTAL LIABILITIES	76,637	85,974	12,671
SHAREHOLDERS’ EQUITY
Class A ordinary shares	81	81	12
Class B ordinary shares	34	34	5
Treasury stock	(49,054)	(121,020)	(17,836)
Additional paid-in capital	1,066,860	900,672	132,743
Accumulated other comprehensive income	16,507	11,950	1,761
Accumulated deficit	(225,431)	(162,998)	(24,023)
TOTAL SHAREHOLDERS’ EQUITY	808,997	628,719	92,662
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	885,634	714,693	105,333

Schedule of Condensed Statements of Operations and Comprehensive Income

Condensed statements of operations and comprehensive income

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	(905)	(393)	(58)
Gross Profit	-	(905)	(393)	(58)
Operating expenses:
Sales and marketing expenses	-	141	(577)	(85)
Research and development expenses	-	15	(197)	(29)
General and administrative expenses	-	(2,445)	(41,675)	(6,142)
Total operating expenses	-	(2,289)	(42,449)	(6,256)
Loss from operations	-	(3,194)	(42,842)	(6,314)
Other income:
Interest income	-	525	1,009	149
Others, net	-	536	1,936	285
Share of loss from subsidiaries	-	(19,673)	(215,038)	(31,692)
Loss before income tax	-	(21,806)	(254,935)	(37,572)
Income tax expense	-	-	-	-
Net loss from continuing operations, net of income tax	-	(21,806)	(254,935)	(37,572)
Net income from discontinued operation, net of income tax	385,527	378,374	318,451	46,934
Net income	385,527	356,568	63,516	9,362

Net income	385,527	356,568	63,516	9,362
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(4,869)	(806)	(4,557)	(672)
Total other comprehensive loss	(4,869)	(806)	(4,557)	(672)
Total comprehensive income	380,658	355,762	58,959	8,690

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$

Net cash (used in)/provided by operating activities	(8,427)	104	9,551	1,409

Cash flows from investing activities:
Loan provided to subsidiaries	(117,217)	(56,763)	(514)	(76)
Loan repaid by subsidiaries	235,424	30,009	9,104	1,342
Proceeds from short-term investments	59,520	58,132	-	-
Net cash provided by investing activities	177,727	31,378	8,590	1,266

Cash flows from financing activities:
Loan from subsidiaries	-	170,707	88,207	13,000
Repayments of loan from subsidiaries	-	(108,874)	(69,702)	(10,273)
Proceeds from exercise of share options	2,467	7,696	5,619	828
Repurchase of ADSs	(130,409)	(25,771)	(76,976)	(11,345)
Dividends paid to equity holders of the Company	-	(78,111)	-	-
Net cash used in financing activities	(127,942)	(34,353)	(52,852)	(7,790)
Effect of exchange rate changes on cash and cash equivalents	(138)	(335)	(2,135)	(315)
Net increase/(decrease) in cash and cash equivalents	41,220	(3,206)	(36,846)	(5,430)
Cash and cash equivalents at beginning of the year	23,469	64,689	61,483	9,061
Cash and cash equivalents at end of the year	64,689	61,483	24,637	3,631